Derivative Financial Instruments for Hedging Purposes	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments for Hedging Purposes Disclosure [Abstract]
Derivative Financial Instruments for hedging purposes
10.	Derivative Financial Instruments for hedging purposes:

(a.1) As of December 31, 2022 and 2021, the Bank has the following portfolio of financial derivative instruments for accounting hedging purposes:

Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Assets
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges
Currency forward	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap and cross currency swap	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Call currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Currency forward	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap		—		—		—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap and cross currency swap	—	—	—	—	—	—	167,199	35,706	135,025	322,894	122,127	108,759	111,547	895,312	535,898	1,362,671	27,077	277,802
Call currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	167,199	35,706	135,025	322,894	122,127	108,759	111,547	895,312	535,898	1,362,671	27,077	277,802
Total	—	—	—	—	—	—	167,199	35,706	135,025	322,894	122,127	108,759	111,547	895,312	535,898	1,362,671	27,077	277,802

(a.2) As of December 31, 2022 and 2021, the Bank has the following debt portfolio of financial derivative instruments for accounting hedging purposes:

	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Liabilities
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges
Currency forward	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap and cross currency swap	—	—	—	—	—	—	—	1,788	—	—	—	—	—	—	—	1,788	—	608
Call currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	—	—	1,788	—	—	—	—	—	—	—	1,788	—	608

Cash flow hedge derivatives
Currency forward	—	—	—	—	—	3,099	—	—	—	—	—	—	—	—	—	3,099	—	88
Interest rate swap	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Interest rate swap and cross currency swap	—	—	—	—	—	—	63,587	—	123,214	—	129,166	—	1,151,878	—	1,467,845	—	223,016	—
Call currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put currency options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	—	—	3,099	63,587	—	123,214	—	129,166	—	1,151,878	—	1,467,845	3,099	223,016	88
Total	—	—	—	—	—	3,099	63,587	1,788	123,214	—	129,166	—	1,151,878	—	1,467,845	4,887	223,016	696

(b)	Fair Value Hedges:

The Bank uses cross-currency swaps and interest rate swaps to hedge its exposure to changes in the fair value of the hedged elements attributable to interest rates. The aforementioned hedge instruments change the effective cost of long-term issuances from a fixed interest rate to a variable interest rate, decreasing the duration and modifying the sensitivity to the shortest segments of the curve.

Below is a detail of the hedged elements and hedge instruments under fair value hedges as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
	MCh$	MCh$
Notional Amounts
Hedged element
Commercial loans	—	1,788
Corporate bonds	—	—

Hedge instrument
Cross currency swap	—	1,788
Interest rate swap	—	—

(c)	Cash flow Hedges:

(c.1) The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates and foreign exchange of borrowings from banks and bonds issued abroad in US Dollars, Hong Kong dollars, Swiss Franc, Japanese Yens, Peruvian Sol, Australian Dollars, Euros and Norwegian kroner. The cash flows of the cross currency swaps equal the cash flows of the hedged items, which modify uncertain cash flows to known cash flows derived from a fixed interest rate.

Additionally, these cross currency swap contracts used to hedge the risk from variability of the Unidad de Fomento (“CLF”) in assets flows denominated in CLF until a nominal amount equal to the portion notional of the hedging instrument CLF, whose readjustment daily impact the item “Interest Revenue” of the Income Financial Statements.

(c.2) Below are the cash flows of borrowings from banks and bonds issued abroad objects of these hedges and the cash flows of the asset part of the derivative:

	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Outflows:
Corporate Bond EUR	—	—	—	—	—	—	(1,533)	(1,626)	(45,839)	(3,252)	(1,646)	(47,854)	(52,347)	(56,380)	(101,365)	(109,112)
Corporate Bond HKD	—	—	—	—	—	—	(92,127)	(15,897)	(92,999)	(105,828)	(161,662)	(91,271)	(158,619)	(309,896)	(505,407)	(522,892)
Corporate Bond PEN	—	—	—	—	(3,172)	(841)	(3,172)	(841)	(12,689)	(3,366)	(12,689)	(3,366)	(163,094)	(43,383)	(194,816)	(51,797)
Corporate Bond CHF	—	—	(378)	(64)	—	—	(106,877)	(958)	(139,270)	(249,008)	(120,501)	(764)	—	(121,521)	(367,026)	(372,315)
Corporate Bond USD	—	—	—	—	—	—	(14,520)	(1,814)	(29,039)	(3,629)	(22,684)	(3,629)	(526,617)	(46,260)	(592,860)	(55,332)
Obligation USD	—	—	—	—	—	—	(59,876)	(427)	—	(60,047)	—	—	—	—	(59,876)	(60,474)
Corporate Bond JPY	—	—	—	—	(113)	(130)	(1,740)	(39,208)	(3,705)	(4,249)	(3,705)	(4,249)	(209,193)	(242,020)	(218,456)	(289,856)
Corporate Bond AUD	—	—	—	—	(1,138)	(1,220)	(4,487)	(4,794)	(11,254)	(12,024)	(11,252)	(12,023)	(242,281)	(264,901)	(270,412)	(294,962)
Corporate Bond NOK	—	—	—	—	—	—	(2,366)	(2,646)	(4,732)	(5,292)	(4,732)	(5,292)	(69,621)	(80,515)	(81,451)	(93,745)

Hedge instrument
Inflows:
Cross Currency Swap EUR	—	—	—	—	—	—	1,533	1,626	45,839	3,252	1,646	47,854	52,347	56,380	101,365	109,112
Cross Currency Swap HKD	—	—	—	—	—	—	92,127	15,897	92,999	105,828	161,662	91,271	158,619	309,896	505,407	522,892
Cross Currency Swap PEN	—	—	—	—	3,172	841	3,172	841	12,689	3,366	12,689	3,366	163,094	43,383	194,816	51,797
Cross Currency Swap CHF	—	—	378	64	—	—	106,877	958	139,270	249,008	120,501	764	—	121,521	367,026	372,315
Cross Currency Swap USD	—	—	—	—	—	—	14,520	1,814	29,039	3,629	22,684	3,629	526,617	46,260	592,860	55,332
Cross Currency Swap USD	—	—	—	—	—	—	59,876	427	—	60,047	—	—	—	—	59,876	60,474
Cross Currency Swap JPY	—	—	—	—	113	130	1,740	39,208	3,705	4,249	3,705	4,249	209,193	242,020	218,456	289,856
Cross Currency Swap AUD	—	—	—	—	1,138	1,220	4,487	4,794	11,254	12,024	11,252	12,023	242,281	264,901	270,412	294,962
Cross Currency Swap NOK	—	—	—	—	—	—	2,366	2,646	4,732	5,292	4,732	5,292	69,621	80,515	81,451	93,745

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(c.2)	Below are the cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives:

	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Inflows:
Cash flows in CLF	—	—	1,437	537	1,742	4,031	268,092	59,853	327,478	370,886	309,408	144,432	1,389,012	968,900	2,297,169	1,548,639

Hedge instrument
Outflows:
Cross Currency Swap HKD	—	—	(193)	(171)	—	—	(76,545)	(9,630)	(91,880)	(75,575)	(135,953)	(79,358)	(113,472)	(214,067)	(418,043)	(378,801)
Cross Currency Swap PEN	—	—	—	—	(745)	(51)	(789)	(52)	(3,058)	(207)	(3,070)	(206)	(116,033)	(33,974)	(123,695)	(34,490)
Cross Currency Swap JPY	—	—	—	—	(387)	(341)	(4,358)	(40,029)	(9,503)	(8,388)	(9,490)	(8,376)	(281,160)	(252,362)	(304,898)	(309,496)
Cross Currency Swap USD	—	—	—	—	—	—	(74,623)	(1,104)	(21,023)	(57,936)	(21,052)	(1,402)	(526,067)	(39,368)	(642,765)	(99,810)
Cross Currency Swap CHF	—	—	(1,244)	(366)	—	—	(107,515)	(5,281)	(143,166)	(220,166)	(132,878)	(4,387)	—	(115,104)	(384,803)	(345,304)
Cross Currency Swap EUR	—	—	—	—	—	—	(2,298)	(2,028)	(53,703)	(4,070)	(1,824)	(46,165)	(53,057)	(47,638)	(110,882)	(99,901)
Cross Currency Swap AUD	—	—	—	—	(610)	(540)	(1,211)	(1,064)	(3,636)	(3,212)	(3,634)	(3,208)	(221,509)	(197,125)	(230,600)	(205,149)
Cross Currency Swap NOK	—	—	—	—	—	—	(753)	(665)	(1,509)	(1,332)	(1,507)	(1,330)	(77,714)	(69,262)	(81,483)	(72,589)
Forward UF	—	—	—	—	—	(3,099)	—	—	—	—	—	—	—	—	—	(3,099)

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

With respect to CLF assets hedged; these are revalued monthly according to the variation of the UF, which is equivalent to monthly reinvest the assets until maturity of the relationship hedging.

(c.3)	The unrealized results generated during the year 2022 by those derivative contracts that conform the hedging instruments in this cash flow hedging strategy, have been recorded with charge to equity amounting to Ch$215,476 million (credit to equity of Ch$182,376 million and Ch$10,358 million as of December 31, 2021 and 2020, respectively). The net effect of taxes charge to equity amounts to Ch$157,297 million (a credit to equity of Ch$133,135 million and Ch$7,561 million as of December 31, 2021 and 2020, respectively).

The accumulated balance for this concept as of December 31, 2022 corresponds to a charge in equity amounted to Ch$103,782 million (a credit to equity amounting to Ch$111,694 million as of December 31, 2021 and a debit to equity amounting to Ch$70,682 million as of December 31, 2020).

(c.4)	The effect of the cash flow hedging derivatives that offset the result of the hedged instruments corresponds to a debit to income of Ch$251,371 million in 2022 (a credit to income of Ch$123,100 million in 2021 and debit to income for Ch$39,449 million in 2020).

(c.5)	As of December 31, 2022 and 2021, there was no inefficiency in the Bank’s cash flow hedge, because as both the hedge item and hedge instruments are mirrors of the other, all variation of value attributable to rate and revaluation components are entirely netted.

(c.6)	As of December 31, 2022, 2021 and 2020, the Bank had no hedges of net investments in foreign businesses.